Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Period End Date	--12-31
Entity File Number	001-33422
Entity Registrant Name	EDENOR
Entity Central Index Key	0001395213
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	Avenida Del Libertador 6363
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1428ARG
Title of 12(b) Security	Class B Common Shares
Trading Symbol	EDN
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Governance

Although the Company’s Risk Management Model is implemented by Senior Management, with the assistance of the Risk and Compliance Management Department, it is important to point out that risk management is the responsibility of the Board of Directors, Senior Management and of each employee, regardless of the duties of their positions.

We have a Risk Committee that is comprised of the Chief Executive Officer, and the Operational Directors. The Risk Committee’s main responsibilities include: promoting a risk management culture, ensuring the development, implementation and appropriate functioning of the Risk Management Model, and participating actively in each of the stages of the process. In turn, the Risk Committee actively participates in the critical event response process with the aim of assessing the event’s impact and materiality.

AuditorFirmId	1349
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.
Auditor Location	Buenos Aires
Class A Issued Capital [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	462,292,111
Class B Issued Capital [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	442,566,330
Class C Issued Capital [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,596,659
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida Del Libertador
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1428ARG
City Area Code	+54 11
Local Phone Number	4346 5510
Contact Personnel Name	German Ranftl
Contact Personnel Fax Number	54 11 4346 5325